GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 443	$ 120
Cash and Cash Equivalent	$ 1,402	$ 0